Concentrations (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Largest Customer State of Michigan [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			47.00%
Rocket Mortage [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	11.00%	9.00%	8.00%
Government Contracts [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	60.00%	64.00%	62.00%	64.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.00%	40.00%	65.00%	54.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	17.00%	7.00%	16.00%
State Of Michigan [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.00%	46.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%